Business combinations (Tables)	12 Months Ended
Dec. 31, 2020
Business combinations
Schedule of fair values of the identifiable assets and liabilities of valeritas

Fair value
recognized on
DKK thousand	acquisition
Assets
Physician Relationship	68,459
V-Go IP	13,692
Property, plant and equipment	41,138
Right-of-use assets	14,299
Inventories	55,796
Trade receivables	50,603
Other assets	10,132
Cash and cash equivalents	66
Liabilities
Deferred tax liability	(11,880)
Trade payables	(4,050)
Lease liabilities	(14,046)
Other liabilities	(19,792)
Total identifiable net assets at fair value	204,417
Bargain purchase recognized	(36,692)
Purchase consideration transferred	167,725
Analysis of cash flows on acquisition:
Net cash acquired
(included in cash flows from investing activities)	66
Cash paid	(167,725)
Net cash flow on acquisition	(167,659)